Filed electronically with the Securities and Exchange Commission on December 20, 2024.

1933 Act File No. 002-36238

1940 Act File No. 811-02021

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 211	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 195

DEUTSCHE DWS SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

875 Third Avenue, New York, NY 10022-6225 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

John Millette

Vice President and Secretary

Deutsche DWS Securities Trust

100 Summer Street

Boston, MA 02110-2146

(Name and Address of Agent for Service)

Copy to:

John S. Marten

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601-1104

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
| X|	On January 30, 2025 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)
|__|	On _______________ pursuant to paragraph (a)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 208 to its Registration Statement until January 30, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 208 under the Securities Act of 1933 and Amendment No. 192 under the Investment Company Act of 1940, filed on September 11, 2024, are incorporated by reference herein.

The effectiveness of Post-Effective Amendment No. 208 to the Registrant’s Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 as follows:

Post-Effective Amendment No.	Date Filed	Automatic Effective Date
210	November 26, 2024	December 31, 2024

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 17th day of December 2024.

DEUTSCHE DWS SECURITIES TRUST

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 17, 2024

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	December 17, 2024

/s/ Jennifer S. Conrad
Jennifer S. Conrad*	Trustee	December 17, 2024

/s/ Mary Schmid Daugherty
Mary Schmid Daugherty*	Trustee	December 17, 2024

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 17, 2024

/s/ Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	December 17, 2024

/s/ Richard J. Herring
Richard J. Herring*	Trustee	December 17, 2024

/s/Chad D. Perry
Chad D. Perry*	Trustee	December 17, 2024

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 17, 2024

/s/Catherine Schrand
Catherine Schrand*	Trustee	December 17, 2024

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 17, 2024

*By: /s/Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney as filed herein; and Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 180, as filed on September 27, 2018 to the Registration Statement.

Power of Attorney

We, the undersigned Trustees or Directors, as the case may be, of the following investment companies:

Cash Account Trust

Deutsche DWS Asset Allocation Trust

Deutsche DWS Equity 500 Index Portfolio

Deutsche DWS Global/International Fund, Inc.

Deutsche DWS Income Trust

Deutsche DWS Institutional Funds

Deutsche DWS International Fund, Inc.

Deutsche DWS Investment Trust

Deutsche DWS Investments VIT Funds

Deutsche DWS Market Trust

Deutsche DWS Money Funds

Deutsche DWS Money Market Trust

Deutsche DWS Municipal Trust

Deutsche DWS Portfolio Trust

Deutsche DWS Securities Trust

Deutsche DWS State Tax-Free Income Series

Deutsche DWS Tax Free Trust

Deutsche DWS Variable Series I

Deutsche DWS Variable Series II

DWS Municipal Income Trust

Government Cash Management Portfolio

Investors Cash Trust

hereby constitute and appoint John Millette, Caroline Pearson and James M. Wall, and each of them, severally, with full powers of substitution, or if more than one acts, a majority of them, our true and lawful attorneys and agents to execute in our names, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the "Funds") to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Funds' Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee or Director of a Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after December 6, 2024

SIGNATURE	TITLE	DATE

/s/Jennifer S. Conrad
Jennifer S. Conrad	Trustee/Director	December 6, 2024

/s/Mary Schmid Daugherty
Mary Schmid Daugherty	Trustee/Director	December 6, 2024

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll	Trustee/Director	December 6, 2024

/s/Keith R. Fox
Keith R. Fox	Trustee/Director	December 6, 2024

/s/Richard J. Herring
Richard J. Herring	Trustee/Director	December 6, 2024

/s/Chad D. Perry
Chad D. Perry	Trustee/Director	December 6, 2024

/s/Rebecca W. Rimel
Rebecca W. Rimel	Trustee/Director	December 6, 2024

/s/Catherine Schrand
Catherine Schrand	Trustee/Director	December 6, 2024

/s/William N. Searcy, Jr.
William N. Searcy, Jr.	Trustee/Director	December 6, 2024